Consolidating financial information (Tables)	6 Months Ended
Jun. 30, 2019
Consolidating financial information
Schedule of Consolidating financial information

Income statement

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2019	£m	£m	£m	£m	£m
Net interest income	(331)	(102)	4,212	225	4,004
Non-interest income	2,903	622	2,107	(2,519)	3,113
Total income	2,572	520	6,319	(2,294)	7,117
Operating expenses	(37)	(456)	(3,522)	(85)	(4,100)
Impairment releases/(losses)	2	34	(395)	36	(323)
Operating profit/(loss) before tax	2,537	98	2,402	(2,343)	2,694
Tax (charge)/credit	(73)	55	(480)	304	(194)
Profit/(loss) for the period	2,464	153	1,922	(2,039)	2,500

Attributable to:
Ordinary shareholders	2,262	123	1,766	(2,113)	2,038
Preference shareholders	20	—	—	—	20
Paid-in equity holders	182	30	154	(184)	182
Non-controlling interests	—	—	2	258	260
	2,464	153	1,922	(2,039)	2,500

Statement of comprehensive income

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2019	£m	£m	£m	£m	£m
Profit/(loss) for the period	2,464	153	1,922	(2,039)	2,500
Items that do not qualify for reclassification
Remeasurement of retirement benefit scheme
- other movements	—	—	(68)	—	(68)
Changes in fair value of credit in financial liabilities designated at
FVTPL due to own credit risk	—	(39)	(57)	—	(96)
Fair value through other comprehensive income
(FVOCI) financial assets	—	(52)	39	51	38
Tax	—	31	(5)	—	26
	—	(60)	(91)	51	(100)
Items that do qualify for reclassification
Fair value through other comprehensive income
(FVOCI) financial assets	—	26	(38)	—	(12)
Cash flow hedges	7	53	358	(16)	402
Currency translation	—	44	5	(290)	(241)
Tax	(1)	(12)	(98)	(11)	(122)
	6	111	227	(317)	27
Other comprehensive income/(loss) after tax	6	51	136	(266)	(73)
Total comprehensive income/(loss) for the period	2,470	204	2,058	(2,305)	2,427

Attributable to:
Ordinary shareholders	2,268	174	1,903	(2,395)	1,950
Preference shareholders	20	—	—	—	20
Paid-in equity holders	182	30	154	(184)	182
Non-controlling interests	—	—	1	274	275
	2,470	204	2,058	(2,305)	2,427

Income statement

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2018	£m	£m	£m	£m	£m
Net interest income	(136)	(72)	3,468	1,066	4,326
Non-interest income	33,980	62	1,459	(33,125)	2,376
Total income	33,844	(10)	4,927	(32,059)	6,702
Operating expenses	(60)	(627)	(2,756)	(1,292)	(4,735)
Impairment losses	(4)	(13)	(69)	(55)	(141)
Operating profit/(loss) before tax	33,780	(650)	2,102	(33,406)	1,826
Tax credit/(charge)	66	37	(621)	(191)	(709)
Profit/(loss) from continuing operations	33,846	(613)	1,481	(33,597)	1,117
Profit/(loss) from discontinued operations, net of tax	—	262	—	(262)	—
Profit/(loss) for the period	33,846	(351)	1,481	(33,859)	1,117

Attributable to:
Ordinary shareholders	33,601	(351)	1,480	(33,842)	888
Preference shareholders	74	—	—	—	74
Paid-in equity holders	171	—	—	—	171
Non-controlling interests	—	—	1	(17)	(16)
	33,846	(351)	1,481	(33,859)	1,117

Statement of comprehensive income

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2018	£m	£m	£m	£m	£m
Profit/(loss)for the year	33,846	(351)	1,481	(33,859)	1,117
Items that do not qualify for reclassification
Remeasurement of retirement benefit scheme
-contributions in preparation for ring-fencing	—	—	(2,000)	—	(2,000)
Changes in fair value of credit in financial liabilities designated at
FVTPL due to own credit risk	—	59	36	—	95
Fair value through other comprehensive income (FVOCI) financial assets	—	—	(3)	6	3
Tax	—	(16)	516	—	500
	—	43	(1,451)	6	(1,402)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets	—	(323)	532	(10)	199
Cash flow hedges	28	234	(433)	(350)	(521)
Currency translation	—	56	(393)	355	18
Tax	(5)	27	(20)	95	97
	23	(6)	(314)	90	(207)
Other comprehensive profit/(loss) after tax	23	37	(1,765)	96	(1,609)
Total comprehensive income/(loss) for the period	33,869	(314)	(284)	(33,763)	(492)

Attributable to:
Ordinary shareholders	33,624	(314)	(286)	(33,732)	(708)
Preference shareholders	74	—	—	—	74
Paid-in equity holders	171	—	—	—	171
Non-controlling interests	—	—	2	(31)	(29)
	33,869	(314)	(284)	(33,763)	(492)

Balance sheet

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
At 30 June 2019	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	12,874	72,505	1	85,380
Trading assets	—	64,784	20,704	(124)	85,364
Derivatives	1,083	147,840	7,603	(10,932)	145,594
Settlement balances	—	6,305	2,133	—	8,438
Loans to banks - amortised cost	—	628	12,293	14	12,935
Loans to customers - amortised cost	—	8,541	302,108	(18)	310,631
Amounts due from holding company and fellow subsidiaries	26,536	11,539	14,276	(52,351)	—
Other financial assets	260	12,833	52,799	(258)	65,634
Intangible assets	—	—	6,329	302	6,631
Other assets	56,823	2,034	10,330	(59,925)	9,262
Total assets	84,702	267,378	501,080	(123,291)	729,869

Liabilities
Bank deposits	—	3,593	19,501	(1)	23,093
Customer deposits	—	2,046	359,553	27	361,626
Amounts due to holding company and fellow subsidiaries	916	21,071	30,364	(52,351)	—
Settlement balances	—	6,067	1,552	—	7,619
Trading liabilities	—	61,617	22,642	(124)	84,135
Derivatives	722	144,533	7,374	(10,932)	141,697
Other financial liabilities	20,016	17,962	8,488	19	46,485
Subordinated liabilities	7,337	626	1,990	(145)	9,808
Other liabilities	280	1,490	7,991	(592)	9,169
Total liabilities	29,271	259,005	459,455	(64,099)	683,632
Owners equity	55,431	8,373	41,612	(59,195)	46,221
Non-controlling interests	—	—	13	3	16
Total equity	55,431	8,373	41,625	(59,192)	46,237
Total liabilities and equity	84,702	267,378	501,080	(123,291)	729,869

Balance sheet

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
At 31 December 2018	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	11,095	77,802	—	88,897
Trading assets	—	61,990	13,228	(99)	75,119
Derivatives (1)	543	134,291	1,232	(2,717)	133,349
Settlement balances	—	1,421	1,507	—	2,928
Loans to banks - amortised cost	—	454	12,527	(34)	12,947
Loans to customers - amortised cost	—	7,908	297,200	(19)	305,089
Amounts due from holding company and fellow subsidiaries (1)	22,791	11,800	16,877	(51,468)	—
Other financial assets	241	10,995	48,481	(232)	59,485
Intangible assets	—	—	6,314	302	6,616
Other assets	56,773	2,087	10,968	(60,023)	9,805
Total assets	80,348	242,041	486,136	(114,290)	694,235

Liabilities
Bank deposits	—	2,777	20,596	(76)	23,297
Customer deposits	—	2,390	358,531	(7)	360,914
Amounts due to holding company and fellow subsidiaries (1)	635	23,505	27,328	(51,468)	—
Settlement balances	—	1,977	1,089	—	3,066
Trading liabilities	—	54,540	17,909	(99)	72,350
Derivatives (1)	445	129,974	1,195	(2,717)	128,897
Other financial liabilities	16,821	16,279	6,625	7	39,732
Subordinated liabilities	7,941	659	2,058	(123)	10,535
Other liabilities	119	1,018	8,378	(561)	8,954
Total liabilities	25,961	233,119	443,709	(55,044)	647,745
Owners’ equity	54,387	8,922	42,416	(59,989)	45,736
Non-controlling interests	—	—	11	743	754
Total equity	54,387	8,922	42,427	(59,246)	46,490
Total liabilities and equity	80,348	242,041	486,136	(114,290)	694,235

Note:

(1)	Represented to include amounts due from (or to) RBSG Plc or NWM Plc only.

Cash flow statement

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2019	£m	£m	£m	£m	£m
Net cash flows from operating activities	4,125	7,886	2,567	(4,565)	10,013
Net cash flows from investing activities	(521)	(3,478)	(2,530)	753	(5,776)
Net cash flows from financing activities	(2,632)	(450)	(6,288)	6,681	(2,689)
Effects of exchange rate changes on cash and cash equivalents	7	55	180	(31)	211
Net increase/(decrease) in cash and cash equivalents	979	4,013	(6,071)	2,838	1,759
Cash and cash equivalents at 1 January 2019	307	24,575	91,212	(7,283)	108,811
Cash and cash equivalents at 30 June 2019	1,286	28,588	85,141	(4,445)	110,570

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2018	£m	£m	£m	£m	£m
Net cash flows from operating activities	273	25,094	(17,109)	1,540	9,798
Net cash flows from investing activities	—	(617)	(51,681)	48,529	(3,769)
Net cash flows from financing activities	(345)	(1,082)	(1,925)	1,045	(2,307)
Effects of exchange rate changes on cash and cash equivalents	(1)	708	(192)	(477)	38
Net (decrease)/increase in cash and cash equivalents	(73)	24,103	(70,907)	50,637	3,760
Cash and cash equivalents at 1 January 2018	245	13,058	196,214	(86,912)	122,605
Cash and cash equivalents at 30 June 2018	172	37,161	125,307	(36,275)	126,365